INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

At September 30, 2020, our intangible assets included patent costs and license costs totaling $155,507 and $241,909, respectively, less accumulated amortization of patent costs and license costs of $3,169 and $11,232, respectively. Amortization expense for the three months ended September 30, 2020 and 2019 was $640 and $313, respectively. Amortization expense for the nine months ended September 30, 2020 and 2019 was $13,152 and $742, respectively. At December 31, 2019, our intangible assets include patent costs totaling $127,593 less accumulated amortization of patent costs of $1,249.

Estimated amortization expense for the next five years for the patent and license costs currently being amortized is as follows:

Year Ending December 31,	Estimated Amortization
2020 (3 months)	$6,688
2021	$26,752
2022	$26,752
2023	$26,752
2024	$26,752

NOTE 5 – INTANGIBLE ASSETS

Our intangible assets include patent costs totaling $127,593 less amortization of patent costs of $1,249 at December 31, 2019. Our intangible assets include patent costs totaling $53,482 less amortization of patent costs of $194 at December 31, 2018.

Estimated amortization expense for the next five years for the patent cost currently being amortized is as follows:

Year Ending December 31,	Estimated Amortization
2020	$1,252
2021	$1,252
2022	$1,252
2023	$1,252
2024	$1,252